SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) € in Thousands, R$ in Thousands			12 Months Ended
		May 21, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum taxable income for 15% tax rate							$ 25,000
Maximum taxable income for 21% tax rate | €					€ 30
Taxable base amount if taxable income is between EUR 25,000 and EUR 30,000							$ 3,750
Applicable tax rate, if taxable income is between EUR 25,000 and EUR 30,000					33.00%	33.00%	33.00%
Applicable tax rate, if lower or higher than EUR 15,000					18.00%	18.00%	18.00%
Average effective tax rate					15.00%	15.00%	15.00%
Applicable tax rate					35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Monthly and annual fee calculated on tax benefit, percentage		7.00%
Recovery	[1]						$ (1,586,000)		$ 0	$ 1,820,000
Globant España S.A. (sociedad unipersonal)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					25.00%	25.00%	25.00%
Dividends received from associates, classified as investing activities									85,064,000
Software Product Creation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					25.00%	25.00%	25.00%
Huddle Group S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					35.00%	35.00%	35.00%
Globers S.A. And Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					35.00%	35.00%	35.00%
Sistemas Globales Uruguay S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income) at applicable tax rate							$ 2,488,000		$ 1,231,000	$ 1,175,000
Sistemas Colombia S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			33.00%	33.00%				34.00%	34.00%
CREE tax rate				4.00%	6.00%	6.00%	6.00%
Globant LLC and L4 Mobile LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					34.00%	34.00%	34.00%
Sistemas UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					19.00%	19.00%	19.00%	20.00%	20.00%	21.00%
Sistemas Globales Chile Ases. Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				27.00%	25.50%	25.50%	25.50%	24.00%	24.00%
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					24.00%	24.00%	24.00%
Additional applicable tax rate					10.00%	10.00%	10.00%
Minimum net income before income tax for additional 10% tax rate | R$						R$ 240,000		R$ 120,000
Globant Peru S.A.C.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					29.50%	29.50%	29.50%	25.25%	25.25%	30.00%
Global Systems Outsourcing S.R.L. de C.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					30.00%	30.00%	30.00%
Globant India Privated Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					34.61%	34.61%	34.61%
Alternative minimum tax rate					21.34%	21.34%	21.34%
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			25.00%	30.00%	35.00%	35.00%	35.00%
Tax law reform applicable dividend tax rate			13.00%	7.00%
Tax rate effect of foreign tax rates					60.00%	60.00%	60.00%
Tax credit percentage, social security taxes					70.00%	70.00%	70.00%
Tax credit carryforward, valuation allowance											$ 9,579,000
Globant S.A. the Luxembourg Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate, if taxable income is lower than EUR 25,000					15.00%	15.00%	15.00%
Maximum taxable income for 15% tax rate							$ 25,000
Maximum taxable income for 21% tax rate | €					€ 30
Taxable base amount if taxable income is between EUR 25,000 and EUR 30,000							$ 3,750
Applicable tax rate, if taxable income is between EUR 25,000 and EUR 30,000					39.00%	39.00%	39.00%
Applicable tax rate for unemployment funds					7.00%	7.00%	7.00%
Applicable tax rate, if lower or higher than EUR 15,000					19.00%	19.00%	19.00%
Average effective tax rate					27.08%	27.08%	27.08%
Globant S.A. the Luxembourg Company | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Municipal business tax rate					6.00%	6.00%	6.00%
Globant S.A. the Luxembourg Company | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Municipal business tax rate					12.00%	12.00%	12.00%

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).